SCHEDULE OF REVENUE CONTRACT BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable And Contract Liabilities
Balance, receivables		$ 62,842
Balance, liabilities		(274,192)
Customer deposits, receivables
Customer deposits, liabilities			(779,870)
Changes due to payment, fulfillment of performance obligations or revenues recognized, receivables	7,257	(62,842)	62,842
Changes due to payment, fulfillment of performance obligations or revenues recognized, liabilities		271,069	489,906
Effect of changes in foreign exchange rates, receivables
Effect of changes in foreign exchange rates, liabilities		3,123	15,772
Balance, receivables	7,257		62,842
Balance, liabilities			$ (274,192)